Cover	Oct. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-14667
Entity Registrant Name	MAVERICK MERGER SUB 2, LLC
Entity Central Index Key	0000933136
Entity Tax Identification Number	84-4946470
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1050 Woodward Avenue
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226
City Area Code	469
Local Phone Number	549-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	COOP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Mr. Cooper Group, Inc.